DEPOSITS	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
DEPOSITS

NOTE G - DEPOSITS

The aggregate amount of time deposits in denominations of $100,000 or more as of December 31, 2012, and 2011 was $91,821,044 and $99,545,812, respectively.

At December 31, 2012, the scheduled maturities of time deposits included in interest-bearing deposits were as follows (in thousands):

Year	Amount

2013	$103,507
2014	24,349
2015	16,375
2016	6,368
2017	10,326
Thereafter	11
$160,936